Fair Value Measurements - Textual (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Credit Derivative, Maximum Exposure, Undiscounted	$ 79	$ 45
Prepayments and other current assets, Collateral posted
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Posted collateral for derivatives with counterparties	$ 62	$ 56